Average Annual Total Returns	Alpine Municipal Money Market Fund Investor Class 2/27/2015 - 2/27/2015	Alpine Municipal Money Market Fund Lipper Tax-Exempt Money Market Funds Average 2/27/2015 - 2/27/2015		Alpine Ultra Short Municipal Income Fund Institutional Class 2/27/2015 - 2/27/2015	Alpine Ultra Short Municipal Income Fund Class A 2/27/2015 - 2/27/2015	Alpine Ultra Short Municipal Income Fund - Return After Taxes on Distributions Institutional Class 2/27/2015 - 2/27/2015	Alpine Ultra Short Municipal Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 2/27/2015 - 2/27/2015	Alpine Ultra Short Municipal Income Fund Lipper Short Municipal Debt Funds Average 2/27/2015 - 2/27/2015		Alpine Ultra Short Municipal Income Fund Barclays 1 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine High Yield Managed Duration Municipal Fund Institutional Class 2/27/2015 - 2/27/2015	Alpine High Yield Managed Duration Municipal Fund Class A 2/27/2015 - 2/27/2015	Alpine High Yield Managed Duration Municipal Fund - Return After Taxes on Distributions Institutional Class 2/27/2015 - 2/27/2015	Alpine High Yield Managed Duration Municipal Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 2/27/2015 - 2/27/2015	Alpine High Yield Managed Duration Municipal Fund S&P Municipal Bond Short Intermediate Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine High Yield Managed Duration Municipal Fund Barclays Capital High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine High Yield Managed Duration Municipal Fund Lipper High Yield Municipal Debt Funds Average (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015
[AverageAnnualReturnAbstract]
1 Year	0.02%	0.01%		0.60%	(0.15%)	0.60%	0.56%	0.95%		0.58%	8.01%	5.12%	7.95%	6.23%	3.04%	13.85%	14.21%
5 Years	0.10%	0.02%		0.99%	0.64%	0.99%	1.00%	1.27%		0.99%
10 Years	1.34%	0.98%		2.21%	1.96%	2.10%	2.11%	1.98%		2.20%
Since Inception	1.31%	0.93%	[1]	2.38%	1.87%	2.17%	2.17%	1.91%	[2]	2.09%	5.22%	3.30%	5.18%	4.71%	1.99%	2.70%	3.70%
Inception Date	Dec. 05, 2002	Dec. 05, 2002		Dec. 06, 2002	Mar. 30, 2004						May 31, 2013	May 31, 2013	May 31, 2013	May 31, 2013	May 31, 2013	May 31, 2013	May 31, 2013

[1]	The Lipper Tax Exempt Money Market Funds Average reflects a return from December 31, 2002 to December 31, 2014.
[2]	The Lipper Short Municipal Debt Funds Average reflects a return from December 31, 2002 to December 31, 2014.